Legal proceedings and contingent liabilities	6 Months Ended
Jun. 30, 2025
Legal proceedings and contingent liabilities
Legal proceedings and contingent liabilities

Note 5:  Legal proceedings and contingent liabilities

AstraZeneca is involved in various legal proceedings considered typical to its business, including litigation and investigations, including Government investigations, relating to product liability, commercial disputes, infringement of intellectual property (IP) rights, the validity of certain patents, anti-trust law and sales and marketing practices. The matters discussed below constitute the more significant developments since publication of the disclosures concerning legal proceedings in AstraZeneca's Annual Report and Form 20-F Information 2024 (the Disclosures). Information about the nature and facts of the cases is disclosed in accordance with IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’.

As discussed in the Disclosures, the majority of claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of a loss, if any, being sustained and/or an estimate of the amount of any loss is difficult to ascertain.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal, or where a loss is probable and we are able to make a reasonable estimate of the loss, AstraZeneca records the loss absorbed or makes a provision for its best estimate of the expected loss. The position could change over time and the estimates that the Group made, and upon which the Group have relied in calculating these provisions are inherently imprecise. There can, therefore, be no assurance that any losses that result from the outcome of any legal proceedings will not exceed the amount of the provisions that have been booked in the accounts. The major factors causing this uncertainty are described more fully in the Disclosures and herein.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its IP.

Matters disclosed in respect of the second quarter of 2025 and to 29 July 2025

Patent litigation

Legal proceedings brought against AstraZeneca
Forxiga Patent Proceedings, UK Considered to be a contingent liability

- In the UK, one of AstraZeneca's patents relating to Forxiga is being challenged by Generics (UK) Limited, Teva Pharmaceutical Industries Limited, and Glenmark Pharmaceuticals Europe Limited.
- Trial regarding patent validity occurred in March 2025. In April 2025, the UK Patents Court held the patent invalid. AstraZeneca appealed the decision. In July 2025, the UK Court of Appeal dismissed AstraZeneca's appeal and upheld the lower court's invalidity decision. In July 2025, AstraZeneca applied for permission to appeal to the UK Supreme Court.
- In March 2025 and onward, AstraZeneca applied for injunctions against generics manufacturers' at-risk sales of dapagliflozin products in the UK. AstraZeneca has obtained injunctions against generics manufacturers with UK marketing authorizations for dapagliflozin products through July 2025. In July 2025, AstraZeneca applied to the UK Supreme Court for injunctive relief.

Lynparza Patent Proceedings, Canada Considered to be a contingent liability	-In July 2025, AstraZeneca was served with a Notice of Allegation from Cipla Ltd. challenging a patent relating to Lynparza. - AstraZeneca is considering its next steps.
Tagrisso Patent Proceedings, China Considered to be a contingent liability

- In January 2025, an individual filed invalidity challenges against several Chinese patents protecting Tagrisso.
- A hearing before the Chinese Patent Office was held in July 2025. AstraZeneca is awaiting a decision.

Legal proceedings brought by AstraZeneca
Lokelma Patent Proceedings, US Matter concluded

- In August 2022, in response to Paragraph IV notices, AstraZeneca initiated ANDA litigation against five generic filers in the US District Court for the District of Delaware. AstraZeneca alleged that a generic version of Lokelma would infringe patents that are owned or licensed by AstraZeneca.
- AstraZeneca has entered into separate settlement agreements with the five generic manufacturers which resulted in dismissal of the corresponding litigations.
- This matter is now concluded.

Soliris Patent Proceedings, Europe Considered to be a contingent asset

- In March 2024, AstraZeneca filed motions for provisional measures against Amgen Pharmaceuticals Inc (Amgen) and Samsung Bioepis Co. Ltd. (Samsung) and their respective affiliates at the Hamburg Local Division of the Unified Patent Court (UPC) on the basis that Amgen's and Samsung's biosimilar eculizumab products infringe an AstraZeneca patent. In June 2024, the UPC denied AstraZeneca's motions. AstraZeneca appealed and in December 2024 the UPC appellate division denied AstraZeneca's appeal requesting provisional measures. In June 2025, the UPC appellate division denied AstraZeneca's request for rehearing of the appeal.
- In parallel, Samsung and Amgen have filed oppositions to the patent at the European Patent Office. An oral hearing is scheduled for April 2026.
- In November 2024, Amgen filed a revocation action for the patent at the UPC Central Division in Milan. A hearing is scheduled for January 2026.

Soliris Patent Proceedings, Canada Considered to be a contingent asset

- In May 2023, AstraZeneca initiated patent litigation in Canada alleging that Amgen Pharmaceutical Inc.'s (Amgen) biosimilar eculizumab product will infringe AstraZeneca's patents.
-In September 2023, AstraZeneca initiated patent litigations in Canada alleging that Samsung Bioepis Co. Ltd.'s (Samsung) biosimilar eculizumab product will infringe AstraZeneca's patents. The filing of the litigation triggered an automatic 24-month stay of the approval of each defendant's biosimilar eculizumab product.
- Trial against Amgen occurred in January 2025. In May 2025, the Canadian court found AstraZeneca's patent would be infringed and enjoined Amgen from making, constructing, using, or selling the Amgen biosimilar eculizumab product in Canada until March 2027. Amgen has appealed this decision.
- In July and August 2023, in Canada, both Amgen and Samsung brought actions challenging the validity of AstraZeneca's patent relating to the use of eculizumab in treating aHUS. Trial with Amgen is scheduled for November 2025.
- In June 2025, AstraZeneca and Samsung settled the Canadian eculizumab patent matters.

Soliris Patent Proceedings, UK Considered to be a contingent asset

- May 2024, AstraZeneca initiated patent infringement proceedings against Amgen Ltd. (Amgen) and Samsung Bioepis UK Limited (Samsung) in the UK High Court of Justice alleging that their respective biosimilar eculizumab products infringe an AstraZeneca patent; on the same day, Samsung initiated a revocation action for the same patent.
- Trial was held in March 2025. In May 2025, the UK court issued a decision finding AstraZeneca's patent invalid and not infringed. AstraZeneca is evaluating its options.

Tagrisso Patent Proceedings, Russia Considered to be a contingent asset

- In August 2023, AstraZeneca filed lawsuits in the Arbitration Court of the Moscow region (Court) against the Russian Ministry of Health (MOH) and Axelpharm LLC for improper use of AstraZeneca information in the authorisation of a generic version of Tagrisso. The suit against the MOH was dismissed in July 2024, after two appeals. The case against Axelpharm was dismissed in September 2024, and AstraZeneca has appealed.
- In November 2023, Axelpharm sought a compulsory licence under a patent related to Tagrisso; the action remains pending. The Axelpharm patent on which the compulsory licensing action was based was held invalid by the Russian Patent and Trademark Office (PTO) in August 2024 following challenge by AstraZeneca. The PTO's decision was upheld in June 2025, following an appeal by Axelpharm
-In July 2024, AstraZeneca filed a patent infringement claim against Axelpharm in relation to a generic version of Tagrisso. The action was stayed by the court pending resolution of the compulsory licensing action.
- In August 2024, after AstraZeneca filed a complaint, the Federal Anti-Monopoly Service of Russia (FAS) initiated a case against Axelpharm and OncoTarget. In November 2024, the FAS found Axelpharm to have committed unfair competition, but not OncoTarget.

Axelpharm's appeal against the FAS's finding was upheld in June 2025. AstraZeneca has appealed against this ruling.

Commercial litigation

Legal proceedings brought against AstraZeneca
Definiens, Germany Considered to be a contingent liability

- In July 2020, AstraZeneca received a notice of arbitration filed with the German Institution of Arbitration from the sellers of Definiens AG (Sellers) regarding the 2014 share purchase agreement (SPA) between AstraZeneca and the Sellers. The Sellers claim that they are owed approximately $140m in earn-outs under the SPA. In December 2023, after an arbitration hearing, the arbitration panel made a final award of $46m in favour of the Sellers.
- In March 2024, AstraZeneca filed an application with the Bavarian Supreme Court (Court) to set aside the arbitration award.
- In April 2025, the Court ruled in favour of AstraZeneca, annulled the arbitration award, and referred the dispute back to the same arbitration panel for a second determination.
- In May 2025, the Sellers appealed the Court's decision to the German Federal Court of Justice. AstraZeneca also appealed the decision to refer the dispute back to the same arbitration panel.

Seroquel XR Antitrust Litigation, US A provision has been taken

- In 2019, AstraZeneca was named in several related complaints now proceeding in US District Court in Delaware (District Court), including several putative class action lawsuits that were purportedly brought on behalf of classes of direct purchasers or end payors of Seroquel XR, that allege AstraZeneca and generic drug manufacturers violated US antitrust laws when settling patent litigation related to Seroquel XR.
- In July 2022, the District Court dismissed claims relating to one of the generic manufacturers while allowing claims relating to the second generic manufacturer to proceed.
- In September 2024, AstraZeneca reached a settlement agreement with one of the plaintiff classes which the court approved.
-In May 2025, AstraZeneca resolved the matter with all remaining plaintiffs for a total payment of $97M. The Court must approve the class-related portion of the settlement before the matter is concluded.

Syntimmune Milestone Litigation, US Considered to be a contingent liability

-In connection with AstraZeneca's acquisition of Syntimmune, Inc. (Syntimmune) in December 2020, AstraZeneca was served with a lawsuit filed by the stockholders' representative for Syntimmune in Delaware state court that alleged, among other things, breaches of the 2018 merger agreement (Merger Agreement).
- The stockholders' representative alleges that AstraZeneca failed to meet its obligations under the Merger Agreement to use commercially reasonable efforts to achieve the milestones. AstraZeneca also filed a claim for breach of the representations in the Merger Agreement.
- A trial was held in July 2023.
- In September 2024, the court issued a partial decision, concluding that the first milestone in the amount of $130m was achieved, and that AstraZeneca had breached its contractual obligation to use commercially reasonable efforts to achieve the milestones. The court requested additional briefing regarding damages and further proceedings regarding AstraZeneca's claim for breach.
- In June 2025, the court issued a further decision awarding an additional $181m in damages on its September 2024 breach determination. Additional proceedings regarding AstraZeneca's claim for breach are ongoing.

Government investigations and proceedings

Legal proceedings brought against AstraZeneca
Texas Qui Tam, US Considered to be a contingent liability

- In December 2022, AstraZeneca was served with an unsealed civil lawsuit brought by qui tam relators on behalf of the State of Texas in Texas state court, which alleges that AstraZeneca engaged in unlawful marketing practices.
- In July 2025, the State of Texas sought to intervene in the matter.
- Trial is scheduled for December 2025.

Legal proceedings brought by AstraZeneca
340B State Litigation, US Considered to be a contingent asset

- AstraZeneca has filed lawsuits against Arkansas, Kansas, Louisiana, Maryland, Minnesota, Mississippi, Missouri, Nebraska, Utah, and West Virginia challenging the constitutionality of each state's 340B statute.
- In the Arkansas matter, trial is scheduled for September 2025 and the state has moved to dismiss AstraZeneca's complaint. In the separate Arkansas administrative proceeding, the commissioner issued a cease-and-desist order in April 2025 requiring AstraZeneca to pause its 340B policy in Arkansas. AstraZeneca has appealed this decision.
- In Kansas, after obtaining a stipulation from the state that AstraZeneca's policy does not violate the Kansas 340B statute, AstraZeneca agreed to dismiss its complaint.
- In Louisiana, the court granted the state's motion for summary judgment. AstraZeneca has filed an appeal.
- In Maryland, the state has moved to dismiss AstraZeneca's complaint and the court has denied AstraZeneca's preliminary injunction motion.
- In Minnesota, the court found that the defendant government officials do not have authority to enforce the law and accordingly dismissed AstraZeneca's complaint for lack of standing.
- In Missouri, the court granted in part and denied in part the state's motion to dismiss.
- In Mississippi, the court denied AstraZeneca's preliminary injunction motion. Trial is scheduled for March 2026.
- In Nebraska, AstraZeneca filed its complaint, and the case remains in the preliminary stages.
- In Utah, the state moved to dismiss AstraZeneca's complaint. The court stayed AstraZeneca's case pending resolution of a related preliminary injunction motion.
- In West Virginia, the matter is stayed pending an appeal of a related West Virginia litigation.

Inflation Reduction Act Litigation, US Considered to be a contingent asset

- In August 2023, AstraZeneca filed a lawsuit in the US District Court for the District of Delaware (District Court) against the US Department of Health and Human Services (HHS) challenging aspects of the drug price negotiation provisions of the Inflation Reduction Act and the implementing guidance and regulations. In March 2024, the District Court granted HHS’ motions and dismissed AstraZeneca’s lawsuit.
- In May 2025, the US Court of Appeals for the Third Circuit affirmed the District Court's dismissal of AstraZeneca's challenge. AstraZeneca intends to appeal.

Other
Additional government inquiries

As is true for most, if not all, major prescription pharmaceutical companies, AstraZeneca is currently involved in multiple inquiries into drug marketing and pricing practices. In addition to the investigations described above, various law enforcement offices have, from time to time, requested information from the Group. There have been no material developments in those matters.

Matters disclosed in respect of the first quarter of 2025 and to 29 April 2025, for which no updates disclosed in respect of the second quarter of 2025 and to 29 July 2025

Commercial litigation

Legal proceedings brought against AstraZeneca
Soliris Antitrust Class Action, US Considered to be a contingent liability

- In April 2025, AstraZeneca was named in a lawsuit filed in the US District Court for the District of Massachusetts alleging antitrust claims on behalf of a potential class of end payors for Soliris from March 2022.
- The plaintiff alleges that AstraZeneca violated federal and state antitrust and business practices laws by obtaining improper patents for Soliris, delaying biosimilar entry and improperly extending Soliris’ market exclusivity.

Viela Bio, Inc. Shareholder Litigation, US Matter concluded

- In February 2023, AstraZeneca was served with a lawsuit filed in the Delaware state court against AstraZeneca and certain officers (collectively, Defendants), on behalf of a putative class of Viela Bio, Inc. (Viela) shareholders. The complaint alleged that the Defendants breached their fiduciary duty to Viela shareholders in the course of Viela’s 2021 merger with Horizon Therapeutics, plc.
- In July 2024, the Court granted with prejudice AstraZeneca’s motion to dismiss.
- In August 2024, plaintiffs appealed the dismissal.
- In March 2025, the Delaware Supreme Court affirmed the dismissal.
- This matter is now concluded.

Government investigations and proceedings

Legal proceedings brought against AstraZeneca
Beyfortus Civil Investigative Demand, US Considered to be a contingent liability

- In March 2025, AstraZeneca received a subpoena from the US Attorney’s Office seeking certain records relating to Beyfortus. The subpoena requests that the Company produce various documents from January 2020 to present, including communications related to specific batches of Beyfortus, customer complaints, and FDA inspection reports.

Shenzhen City Customs Office Considered to be a contingent liability

- In relation to the illegal drug importation allegations, in April 2025, AstraZeneca received a second Appraisal Opinion from the Shenzhen City Customs Office regarding suspected unpaid importation taxes amounting to $1.6m.
- To the best of AstraZeneca's knowledge, the importation taxes referred to in the Appraisal Opinion relate to Enhertu.
- A fine of between one and five times the amount of unpaid importation taxes may also be levied if AstraZeneca is found liable.

China Personal Information Infringement Considered to be a contingent liability

- In relation to the personal information infringement allegation, in April 2025, AstraZeneca received a Notice of Transfer to the Prosecutor from the Shenzhen Bao'an District Public Security Bureau (the PSB) regarding suspected unlawful collection of personal information.
- The Company has been informed that there was no illegal gain to the Company resulting from personal information infringement.